04.30 Fidelity Advisor Event Driven Opportunities Fund AMCIZ PRO-09 | Fidelity Advisor Event Driven Opportunities Fund
Fund Summary Fund/Class:<br/>Fidelity Advisor® Event Driven Opportunities Fund/A, M, C, I, Z
Investment Objective
The fund seeks capital appreciation.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 30 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees {- Fidelity Advisor Event Driven Opportunities Fund} - 04.30 Fidelity Advisor Event Driven Opportunities Fund AMCIZ PRO-09 - Fidelity Advisor Event Driven Opportunities Fund	Class A		Class M		Class C		Class I	Class Z
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none		none	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]	none	[1]	1.00%	[2]	none	none
[1]	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	On Class C shares redeemed less than one year after purchase.

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity Advisor Event Driven Opportunities Fund} - 04.30 Fidelity Advisor Event Driven Opportunities Fund AMCIZ PRO-09 - Fidelity Advisor Event Driven Opportunities Fund		Class A	Class M	Class C	Class I	Class Z
Management fee (fluctuates based on the fund's performance relative to a securities market index)		0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) fees		0.25%	0.50%	1.00%	none	none
Other expenses		0.72%	0.74%	0.71%	0.56%	0.78%	[1]
Total annual operating expenses		1.77%	2.04%	2.51%	1.36%	1.58%
Fee waiver and/or expense reimbursement	[2]	0.22%	0.24%	0.21%	0.06%	0.42%
Total annual operating expenses after fee waiver and/or expense reimbursement		1.55%	1.80%	2.30%	1.30%	1.16%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitation of the class.
[2]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class A, Class M, Class C, Class I, and Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of their respective average net assets, exceed 1.55%, 1.80%, 2.30%, 1.30%, and 1.15% (the Expense Caps). If at any time during the current fiscal year expenses for Class A, Class M, Class C, Class I, or Class Z of the fund fall below the Expense Caps, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Caps. These arrangements will remain in effect through August 31, 2020. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example {- Fidelity Advisor Event Driven Opportunities Fund} - 04.30 Fidelity Advisor Event Driven Opportunities Fund AMCIZ PRO-09 - Fidelity Advisor Event Driven Opportunities Fund - USD ($)	Class A	Class M	Class C	Class I	Class Z
1 year	$ 724	$ 526	$ 333	$ 132	$ 118
3 years	1,073	937	755	423	443
5 years	1,453	1,381	1,310	737	807
10 years	$ 2,516	$ 2,611	$ 2,824	$ 1,628	$ 1,830

Hold Shares
Expense Example, No Redemption {- Fidelity Advisor Event Driven Opportunities Fund} - 04.30 Fidelity Advisor Event Driven Opportunities Fund AMCIZ PRO-09 - Fidelity Advisor Event Driven Opportunities Fund - USD ($)
	Class A	Class M	Class C	Class I	Class Z
1 Year	$ 724	$ 526	$ 233	$ 132	$ 118
3 Years	1,073	937	755	423	443
5 Years	1,453	1,381	1,310	737	807
10 Years	$ 2,516	$ 2,611	$ 2,824	$ 1,628	$ 1,830

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 97% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing primarily in common stocks.
  Investing in securities of companies that Fidelity Management & Research Company (FMR) believes are involved in a special situation event, which may include corporate reorganizations, changes in beneficial ownership, deletion from a market index, material changes in management structure or corporate strategy, or changes to capital structure.
  Investing in securities of companies whose value FMR believes is not fully recognized by the public.
  Investing in lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds).
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities in companies involved in a special situation event can perform differently from the market as a whole and other types of stocks, and can be more volatile than that of other issuers. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short as well as long periods of time or during periods of general or regional economic difficulty.

In addition, the fund is classified as non-diversified under the Investment Company Act of 1940, which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information.

Performance history will be available at institutional.fidelity.com for Class Z after Class Z has been in operation for one calendar year.

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year-by-Year Returns Calendar Years

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	11.89%	December 31, 2016
Lowest Quarter Return	-21.69%	December 31, 2018
Year-to-Date Return	4.63%	March 31, 2019

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2018

Average Annual Total Returns{- Fidelity Advisor Event Driven Opportunities Fund} - 04.30 Fidelity Advisor Event Driven Opportunities Fund AMCIZ PRO-09 - Fidelity Advisor Event Driven Opportunities Fund
	Past 1 year	Past 5 years	Since Inception [1]	Inception Date
Class A | Return Before Taxes	(24.57%)	2.70%	3.29%	Dec. 12, 2013
Class A | After Taxes on Distributions	(25.62%)	1.62%	2.22%	Dec. 12, 2013
Class A | After Taxes on Distributions and Sales	(13.83%)	1.98%	2.44%	Dec. 12, 2013
Class M | Return Before Taxes	(22.95%)	2.93%	3.52%	Dec. 12, 2013
Class C | Return Before Taxes	(21.34%)	3.14%	3.73%	Dec. 12, 2013
Class I | Return Before Taxes	(19.76%)	4.17%	4.78%	Dec. 12, 2013
Russell 3000® Index(reflects no deduction for fees, expenses, or taxes)	(5.24%)	7.91%	8.74%
[1]	From December 12, 2013 for Class A, Class M, Class C, and Class I; and October 2, 2018 for Class Z.

04.30 Fidelity Advisor Event Driven Opportunities Fund AMCIZ PRO-09 | Fidelity Advisor Event Driven Opportunities Fund | Class A
Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
04.30 Fidelity Advisor Event Driven Opportunities Fund AMCIZ PRO-09 | Fidelity Advisor Event Driven Opportunities Fund | Class M
Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
04.30 Fidelity Advisor Event Driven Opportunities Fund AMCIZ PRO-09 | Fidelity Advisor Event Driven Opportunities Fund | Class C
On Class C shares redeemed less than one year after purchase.